Fair Value Measurements - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Level 3 Reconciliation, Increase (Decrease) from Transfer into or Out of Level 3	$ 0